Retirement Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.65%	5.80%	5.30%
Rate of compensation increase	4.50%	4.50%	4.50%
Benefit Cost Assumptions:
Discount rate	5.80%	5.30%	5.60%
Return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	4.50%	4.50%	4.50%
Qualified Plan | Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.65%	5.80%	5.30%
Rate of compensation increase	4.50%	4.50%	4.50%
Interest crediting rate	4.00%	4.00%	4.00%
Benefit Cost Assumptions:
Discount rate	5.80%	5.30%	5.60%
Return on plan assets	7.00%	7.00%	6.75%
Rate of compensation increase	4.50%	4.50%	4.50%
Interest crediting rate	4.00%	4.00%	4.00%
Nonqualified Plan | Pension Benefits
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.65%	5.80%	5.30%
Rate of compensation increase		4.50%	4.50%
Benefit Cost Assumptions:
Discount rate	5.80%	5.30%	5.60%
Rate of compensation increase			4.50%